Convertible Note Payable (Details Narrative)						3 Months Ended		12 Months Ended
	Apr. 30, 2018 USD ($)	Mar. 21, 2018	Dec. 20, 2017 USD ($) $ / shares shares	Dec. 14, 2017 USD ($) $ / shares shares	Sep. 26, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) d $ / shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Loss on extinguishment							$ (358,038)	$ (317,268)
Amortized debt discount							183,345	491,132
Excess fair value of derivatives in convertible note							(486,745)	(486,745)
Prior To The Amendment [Member]
Amortized debt discount							178,700	453,700
FirstFire Note [Member]
Debt instrument original issue discount			$ 330,000
Change in fair value of derivative liability							$ 48,911	11,234
Fair value measurement, stock price | $ / shares							$ 1.18
Common stock lowest bid price percentage							70.00%
Debt instrument convertible trading days | d							25
Fair value measurement term, description							Which is 70% multiplied by the lowest bid price of the Company's common stock during the preceding 25 trading days, per the terms of the note.
Amortized debt discount							$ 37,813
Peak One Note [Member]
Debt instrument original issue discount							300,000	300,000
Loss on extinguishment	$ (153,621)
Amortized debt discount							$ 4,645	37,432
Expected Term [Member] | FirstFire Note [Member]
Fair value measurement, term		9 months 11 days
Volatility [Member] | FirstFire Note [Member]
Fair value measurement, percentage		150.00%
Risk Free Interest Rate [Member] | FirstFire Note [Member]
Fair value measurement, percentage		1.71%
Exercise Price [Member] | FirstFire Note [Member]
Fair value measurement, stock price | $ / shares							$ 0.70
FirstFire Global Opportunities Fund, LLC [Member]
Debt instrument principal amount					$ 330,000
Debt instrument original issue discount					30,000
Debt issuance cost					$ 8,500
Debt interest rate					5.00%
Debt instrument maturity date					Mar. 26, 2018
Debt conversion price | $ / shares			$ 1.00		$ 2.00
Issue of common stock shares | shares			87,500		50,000
Warrant purchase additional common stock | shares					165,000
Warrant exercise price per share | $ / shares					$ 4.50
Warrants term					2 years
Reduction in conversion price per share | $ / shares					$ 1.00
Reduction in warrant exercise price per share | $ / shares					$ 2.00
Loss on extinguishment							$ (358,038)
Derivative liability						$ 320,312		$ 320,312
FirstFire Global Opportunities Fund, LLC [Member] | Expected Term [Member]
Fair value measurement, term						1 year		1 year
FirstFire Global Opportunities Fund, LLC [Member] | Volatility [Member]
Fair value measurement, percentage						150.00%		150.00%
FirstFire Global Opportunities Fund, LLC [Member] | Risk Free Interest Rate [Member]
Fair value measurement, percentage						1.87%		1.87%
FirstFire Global Opportunities Fund, LLC [Member] | 151st through the 180th day [Member]
Debt interest rate					130.00%
Peak One Opportunity Fund LP [Member]
Debt instrument principal amount				$ 300,000
Debt issuance cost				$ 27,400
Debt instrument maturity date				Dec. 14, 2020
Debt conversion price | $ / shares				$ 1.00
Issue of common stock shares | shares				275,000
Warrant purchase additional common stock | shares				75,000
Warrant exercise price per share | $ / shares				$ 2.00
Warrants term				5 years
Derivative liability				$ 267,750
Change in fair value of derivative liability							$ 87,021	$ 19,770
Fair value measurement, stock price | $ / shares							$ 1.18
Common stock lowest bid price percentage							70.00%
Debt instrument convertible trading days | d							25
Fair value measurement term, description							Which is 70% multiplied by the lowest bid price of the Company's common stock during the preceding 25 trading days, per the terms of the note.
Excess fair value of derivatives in convertible note				$ 486,745
Peak One Opportunity Fund LP [Member] | Expected Term [Member]
Fair value measurement, term	1 year 2 months 1 day			1 year 2 months 30 days
Peak One Opportunity Fund LP [Member] | Volatility [Member]
Fair value measurement, percentage	150.00%			150.00%
Peak One Opportunity Fund LP [Member] | Risk Free Interest Rate [Member]
Fair value measurement, percentage	1.65%			1.82%
Peak One Opportunity Fund LP [Member] | Exercise Price [Member]
Fair value measurement, stock price | $ / shares							$ 0.70